UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HLM MANAGEMENT CO., INC.
Address: 222 Berkeley Street
         Boston, MA  02116



13F File Number : 028-04776


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    A. R. Haberkorn
Title:   Clerk
Phone:   617-266-0030

Signature, Place and Date of Signing:

/s/ A. R. Haberkorn Boston, MA  08/10/00
    ------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       53

Form 13F Information Table Value Total:   809634

List of Other Included Managers:

No.  13F File Number     Name





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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800 Contacts, Inc.           COMMON           681977104    12535   266700 SH       SOLE                   266700
Accredo Health, Inc.           COMMON           00437V104    27640   799700 SH       SOLE                   799700
Allscripts                     COMMON           019886100      437    19000 SH       SOLE                    19000
Ancor Communications           COMMON           03332K108     8580   239900 SH       SOLE                   239900
Applied Science                COMMON           038236105     7946   307100 SH       SOLE                   307100
ArQule, Inc.                   COMMON           04269E107      134     6900 SH       SOLE                     6900
Asyst Technology               COMMON           04648X107    13854   404500 SH       SOLE                   404500
Aurora Biosciences             COMMON           051920106       89     1300 SH       SOLE                     1300
Avocent Corporation            COMMON           053893103    34624   805200 SH       SOLE                   805200
Aware, Inc.                    COMMON           05453N100    22209   434400 SH       SOLE                   434400
Barrett Resource               COMMON           068480201      173     5700 SH       SOLE                     5700
Bottomline Tech.               COMMON           101388106    18277   534600 SH       SOLE                   534600
California Amplifier, Inc.     COMMON           129900106    31096   679700 SH       SOLE                   679700
Coventry Corp.                 COMMON           222862104     1666   125000 SH       SOLE                   125000
Cytyc Corp.                    COMMON           232946103    31940   598400 SH       SOLE                   598400
Data Critical Corp.            COMMON           237622105      287    22100 SH       SOLE                    22100
Diamond Technology Partners    COMMON           252762109      141     1600 SH       SOLE                     1600
Evergreen Resources            COMMON           299900308    12057   407000 SH       SOLE                   407000
Genzyme Molecular Oncology     COMMON           372917500     2627   189300 SH       SOLE                   189300
Global Industries              COMMON           379336100    19838  1051000 SH       SOLE                  1051000
Horizon Offshore, Inc.         COMMON           44043J105     7955   513200 SH       SOLE                   513200
InterCept Group, Inc.          COMMON           45845L107     6928   407500 SH       SOLE                   407500
Intranet Solutions             COMMON           460939309    25562   666100 SH       SOLE                   666100
Keynote                        COMMON           493308100      203     2875 SH       SOLE                     2875
Learning Tree Int'l.           COMMON           522015106    26570   433800 SH       SOLE                   433800
LifePoint Hospitals            COMMON           53219L109    23881  1073300 SH       SOLE                  1073300
MCK Communications             COMMON           581243102     9830   425100 SH       SOLE                   425100
Maverick Tube                  COMMON           577914104    24282   833700 SH       SOLE                   833700
National Computer              COMMON           635519101      128     2600 SH       SOLE                     2600
Natural MicroSystems Corporati COMMON           638882100    33394   297000 SH       SOLE                   297000
NetCreations, Inc.             COMMON           64110N102    20519   447900 SH       SOLE                   447900
NetSolve, Inc.                 COMMON           64115J106    14494   557450 SH       SOLE                   557450
Netegrity, Inc.                COMMON           64110P107    31720   421175 SH       SOLE                   421175
Netopia                        COMMON           64114K104    21071   523500 SH       SOLE                   523500
PRI Automation                 COMMON           69357H106    25836   395100 SH       SOLE                   395100
Pennaco Energy, Inc.           COMMON           708046107     8535   521200 SH       SOLE                   521200
Pinnacle Holdings              COMMON           72346N101    30456   564000 SH       SOLE                   564000
Power Integrations, Inc.       COMMON           739276103      132     5600 SH       SOLE                     5600
Prima Energy                   COMMON           741901201    19367   362000 SH       SOLE                   362000
Priority Healthcare            COMMON           74264T102    40263   541800 SH       SOLE                   541800
Province Healthcare            COMMON           743977100    22806   631300 SH       SOLE                   631300
Quanta Services, Inc.          COMMON           74762E102    30726   558650 SH       SOLE                   558650
Radisys                        COMMON           750459109    24502   431750 SH       SOLE                   431750
SERENA Software, Inc.          COMMON           817492101    41445   912750 SH       SOLE                   912750
Scientific Learning            COMMON           808760102     8682   392400 SH       SOLE                   392400
Signal Technologies            COMMON           826675100     8958   358300 SH       SOLE                   358300
Silicon Storage Tech.          COMMON           827057100     2429    27500 SH       SOLE                    27500
Stanford Microdevices          COMMON           854399102      122     2800 SH       SOLE                     2800
Three-Five Systems             COMMON           88554L108    22471   380865 SH       SOLE                   380865
Tom Brown                      COMMON           115660201    12744   552600 SH       SOLE                   552600
Trimeris, Inc.                 COMMON           896263100       84     1200 SH       SOLE                     1200
Waste Connections Inc.         COMMON           941053100    12770   646600 SH       SOLE                   646600
Watchguard Technologies, Inc.  COMMON           941105108     4626    84200 SH       SOLE                    84200
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